Related parties - Additional Information (Detail)	Nov. 30, 2020	Nov. 30, 2019
Disclosure of transactions between related parties [abstract]
Related party percentage of voting shares held	1.40%	1.40%
Related party percentage of unsecured notes held	0.00%	0.30%